Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.

We have held an ISO/IEC 27001 certification since 2019, completing a full recertification across all operations in 2025. We have also had ISO 27701 certification since 2021, with a full recertification across all operations completed in 2024. Both of these certifications demonstrate our commitment to better protect our platform and user data. Our commitment also extends to maintaining a PCI DSS (Payment Card Industry Data Security Standards) certification for payment transaction security, risk assessments, training for employees, and other safeguards and controls.

Our cybersecurity risk management program is integrated into our overall risk management program, and shares common methodologies, reporting channels, and governance processes that apply across the risk management program to other legal, compliance, strategic, operational, and financial risk areas.

Key elements of our cybersecurity risk management program include but are not limited to the following:

●	risk assessments designed to help identify material risks from cybersecurity threats to our critical systems and information;

●	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes;

●
cybersecurity awareness training of our employees, including incident response personnel and senior management. This cybersecurity training includes real-time problem-solving challenges in a safe environment that mimic cybersecurity incidents;

●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

●	a third-party risk management process for key service providers based on our assessment of their criticality to our operations and respective risk profile.

For the year ended December 31, 2025, and as of the date of this report, we have not identified cybersecurity incidents that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to have a material effect, including on our business strategy, operating results, or financial condition. See Item 3.D. “Risk Factors – We or our third-party partners may experience a security breach, including unauthorized parties obtaining access to our users’ personal or other data, or any other data privacy or data protection compliance issue”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity, and availability of our critical systems and information.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For the year ended December 31, 2025, and as of the date of this report, we have not identified cybersecurity incidents that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to have a material effect, including on our business strategy, operating results, or financial condition. See Item 3.D. “Risk Factors – We or our third-party partners may experience a security breach, including unauthorized parties obtaining access to our users’ personal or other data, or any other data privacy or data protection compliance issue”.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the audit committee oversight of cybersecurity risks, including oversight of management’s implementation of our cybersecurity risk management program.

The audit committee receives regular reports from our Chief Information Security Officer (CISO) on our cybersecurity risks. In addition, our CISO updates the audit committee, where he deems appropriate, regarding cybersecurity incidents he considers to be significant.

The audit committee reports to the board of directors regarding its activities, including those related to cybersecurity and our cyber risk management program. The audit committee receives presentations on cybersecurity topics from our CISO or external experts as part of the committee’s continuing education on topics that impact public companies.
Our management team, including our CTO, VP Cloud Engineering and CISO, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team possesses extensive expertise in cybersecurity, research and development, and DevOps, with each member contributing years of practical experience and strategic leadership in these domains. Their combined knowledge encompasses a broad spectrum of areas, including threat intelligence, risk management, incident response, and compliance. Our CTO, with over 25 years of experience in information technology and cybersecurity, has extensive experience in assessing, identifying, and managing cybersecurity-related risks and implementing cybersecurity-related policies and strategies, the VP Cloud Engineering brings over 20 years of experience in building scalable, secure cloud platforms with expertise covers cloud architecture, DevOps, data operations, security, IT, and AI/LLM integration, and our CISO, with over 15 years of cybersecurity experience, proactively stays current with evolving threats by participating in formal courses and conferences.

Our cybersecurity steering committee meets on a regular basis and includes our CTO, VP Cloud Engineering, CISO, Data Protection Officer (DPO) and executives of our legal, product, R&D and finance. The cybersecurity steering committee reviews any incidents that have occurred, vulnerabilities identified, and ongoing risks as presented in our risk map.

Our management team and cybersecurity steering committee take steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the audit committee oversight of cybersecurity risks, including oversight of management’s implementation of our cybersecurity risk management program.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The audit committee receives regular reports from our Chief Information Security Officer (CISO) on our cybersecurity risks. In addition, our CISO updates the audit committee, where he deems appropriate, regarding cybersecurity incidents he considers to be significant.

The audit committee reports to the board of directors regarding its activities, including those related to cybersecurity and our cyber risk management program. The audit committee receives presentations on cybersecurity topics from our CISO or external experts as part of the committee’s continuing education on topics that impact public companies.

Cybersecurity Risk Role of Management [Text Block]
Our management team, including our CTO, VP Cloud Engineering and CISO, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team possesses extensive expertise in cybersecurity, research and development, and DevOps, with each member contributing years of practical experience and strategic leadership in these domains. Their combined knowledge encompasses a broad spectrum of areas, including threat intelligence, risk management, incident response, and compliance. Our CTO, with over 25 years of experience in information technology and cybersecurity, has extensive experience in assessing, identifying, and managing cybersecurity-related risks and implementing cybersecurity-related policies and strategies, the VP Cloud Engineering brings over 20 years of experience in building scalable, secure cloud platforms with expertise covers cloud architecture, DevOps, data operations, security, IT, and AI/LLM integration, and our CISO, with over 15 years of cybersecurity experience, proactively stays current with evolving threats by participating in formal courses and conferences.

Our cybersecurity steering committee meets on a regular basis and includes our CTO, VP Cloud Engineering, CISO, Data Protection Officer (DPO) and executives of our legal, product, R&D and finance. The cybersecurity steering committee reviews any incidents that have occurred, vulnerabilities identified, and ongoing risks as presented in our risk map.

Our management team and cybersecurity steering committee take steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management team, including our CTO, VP Cloud Engineering and CISO, is responsible for assessing and managing our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team possesses extensive expertise in cybersecurity, research and development, and DevOps, with each member contributing years of practical experience and strategic leadership in these domains. Their combined knowledge encompasses a broad spectrum of areas, including threat intelligence, risk management, incident response, and compliance. Our CTO, with over 25 years of experience in information technology and cybersecurity, has extensive experience in assessing, identifying, and managing cybersecurity-related risks and implementing cybersecurity-related policies and strategies, the VP Cloud Engineering brings over 20 years of experience in building scalable, secure cloud platforms with expertise covers cloud architecture, DevOps, data operations, security, IT, and AI/LLM integration, and our CISO, with over 15 years of cybersecurity experience, proactively stays current with evolving threats by participating in formal courses and conferences.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our management team and cybersecurity steering committee take steps to stay informed about and monitor efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in our IT environment.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true